Label	Element	Value
Buffalo Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001135300_SupplementTextBlock	Buffalo Small Cap Fund Each, a series of Buffalo Funds® Supplement dated October 15, 2013 to the Prospectus dated June 3, 2013
Risk/Return [Heading]	rr_RiskReturnHeading	Buffalo Small Cap Fund
Strategy [Heading]	rr_StrategyHeading	The Board of Trustees of Buffalo Funds has approved revisions to the definition of what constitutes a mid-cap company and a small-cap company for purposes of the investment strategies of the Buffalo Mid Cap Fund and Buffalo Small Cap Fund, respectively. The Buffalo Funds' investment advisor, Kornitzer Capital Management, Inc. (the "Advisor") believes the current definitions and market capitalization restrictions, as stated in the Buffalo Funds' current prospectus dated June 3, 2013, are not consistent with current market conditions and peer group standards. The Advisor believes the new definitions will bring the Mid Cap and Small Cap Funds into alignment with their peer groups, and will allow flexibility in establishing new portfolio positions and adding to existing holdings of companies whose market capitalizations are tied to market capitalizations of each Fund's primary index. The Advisor does not anticipate that the new definitions will lead to a material change in the average market capitalization of the Funds. The median market capitalization of the Mid Cap Fund was approximately $5.1 billion at September 30, 2013. The median market capitalization of the Small Cap Fund was approximately $2.0 billion at September 30, 2013.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective December 15, 2013, the first paragraph under the “Buffalo Small Cap Fund – Principal Investments and Investment Strategies” section of the Buffalo Funds’ prospectus is revised to replace the definition of small cap companies with the following:

“The Small Cap Fund normally invests at least 80% of its net assets in equity securities, consisting of domestic common stocks, preferred stocks, convertible preferred stocks, warrants and rights of small capitalization (“small-cap”) companies.  The Small Cap Fund defines small-cap companies as those companies, at the time of purchase, with market capitalizations within the range of the Russell 2000® Growth Index.  As of September 30, 2013 the range of market capitalizations of the Russell 2000® Growth Index was $47 million to $4.8 billion.”

Please retain this supplement with your Prospectus.